CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues		$ 401,624,981	$ 356,525,127	$ 299,538,656
Cost of revenues		(163,044,490)	(104,846,495)	(70,343,445)
Selling, general and administrative expenses		(286,687,587)	(198,424,922)	(125,721,179)
Gain from settlement of pre-existing relationship				2,100,832
Goodwill impairment charge	(417,822,304)	(417,822,304)
Income (loss) from operations		(465,929,400)	53,253,710	105,574,864
Interest expense				(215,854)
Interest income		2,626,919	2,807,831	1,038,789
Other income (loss), net		(4,276,851)	5,589,169	8,780,370
Income (loss) before taxes and equity in affiliates		(467,579,332)	61,650,710	115,178,169
Income tax (expense) benefit		2,723,930	(12,696,234)	(19,924,081)
Income (loss) before equity in affiliates		(464,855,402)	48,954,476	95,254,088
Income (loss) from equity in affiliates		(165,110)	(278,662)	22,128,235
Net income (loss)		(465,020,512)	48,675,814	117,382,323
Less: Net income (loss) attributable to non-controlling interest		(194,663,431)	12,521,421	17,104,023
Net income (loss) attributable to E-House shareholders		$ (270,357,081)	$ 36,154,393	$ 100,278,300
Earnings (loss) per share:
Basic (in dollars per share)		$ (3.39)	$ 0.45	$ 1.26
Diluted (in dollars per share)		$ (3.39)	$ 0.44	$ 1.25
Shares used in computation:
Basic (in shares)		79,769,823	80,287,171	79,643,079
Diluted (in shares)		79,769,823	81,302,622	80,456,210